INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES
3	INVENTORIES

Inventories consisted of the following:

	At December 31,
	2012	2013

Raw materials	$5,318	$10,702
Work in progress	1,755	1,950
Finished goods	4,906	7,626
	$11,979	$20,278

Slow moving inventories amounting to $232, $180, and $865 were written down for the years ended December 31, 2011, 2012 and 2013, respectively.